Composition of Other Investments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Cost-method Investments [Line Items]
Equity method investments	¥ 225,696	¥ 231,730
Investments held by consolidated investment companies	75,780	190,343
Other equity interests	536,659	560,816
Total other investments	¥ 838,135	¥ 982,889